Recapitalization and Contingent Earn-out Shares Liability (Details) - Schedule of reverse recapitalization shares in Thousands, $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($) shares
Recapitalization and Contingent Earn-out Shares Liability (Details) - Schedule of reverse recapitalization [Line Items]
Cash from NextGen trust, net of redemptions | $	$ 76,145
Cash from PIPE investment | $	196,000
Less: fees paid to the underwriters, including NextGen’s IPO underwriters | $	(24,285)
Less: other transaction costs | $	(31,139)
Net cash received from the business combination | $	$ 216,721
Issuance of Common Stock upon merger, net of transaction costs | shares	162,184,621
Third party PIPE investors [Member]
Recapitalization and Contingent Earn-out Shares Liability (Details) - Schedule of reverse recapitalization [Line Items]
Issuance of Common Stock upon merger, net of transaction costs | shares	19,600,000
NextGen Sponsor And Related Parties [Member]
Recapitalization and Contingent Earn-out Shares Liability (Details) - Schedule of reverse recapitalization [Line Items]
Issuance of Common Stock upon merger, net of transaction costs | shares	7,613,884
NextGen Public Shareholders [Member]
Recapitalization and Contingent Earn-out Shares Liability (Details) - Schedule of reverse recapitalization [Line Items]
Issuance of Common Stock upon merger, net of transaction costs | shares	9,375,000
Xos stockholders [Member]
Recapitalization and Contingent Earn-out Shares Liability (Details) - Schedule of reverse recapitalization [Line Items]
Issuance of Common Stock upon merger, net of transaction costs | shares	125,595,737